SUBSEQUENT EVENTS (Details)								1 Months Ended	12 Months Ended
	Sep. 16, 2026 $ / shares	Aug. 18, 2026	Jul. 28, 2026 USD ($) shares	Jul. 01, 2026 shares	Apr. 10, 2026 shares	May 01, 2024 shares	Jan. 13, 2021	Sep. 15, 2026 D $ / shares	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
SUBSEQUENT EVENTS
Reverse stock split ratio		0.005				0.056	0.2
Proceeds from issuance of common stock									¥ 121,893,839	$ 17,964,929	¥ (2,529,724)	¥ 77,711,533
Stock issued during period, shares, stock splits						0
Subsequent event
SUBSEQUENT EVENTS
Reverse stock split ratio		0.005
Stock issued during period, shares, stock splits				0
Minimum bid price | $ / shares	$ 1
Class A Ordinary Shares
SUBSEQUENT EVENTS
Reverse stock split ratio				0.005		0.056
Number of shares issued					60,000,000
Class A Ordinary Shares | Subsequent event
SUBSEQUENT EVENTS
Reverse stock split ratio		0.005
Bid price of ordinary shares | $ / shares								$ 1
Consecutive days of bid price | D								10
Class A Ordinary Shares | At The Market Issuance Sales Agreement | Pacific Century Securities LLC | Subsequent event
SUBSEQUENT EVENTS
Number of shares issued			1,848,443
Proceeds from issuance of common stock | $			$ 8,732,665